Revenue from Contracts with Customers - Summary of Remaining Performance Obligations (Details) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 627,360
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	827,759
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	825,529
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	821,360
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	816,285
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	4,525,599
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	8,443,892
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 333,316
Remaining performance obligations, expected timing	9 months
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 443,741
Remaining performance obligations, expected timing	1 year
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 443,741
Remaining performance obligations, expected timing	1 year
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 443,741
Remaining performance obligations, expected timing	1 year
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 443,741
Remaining performance obligations, expected timing	1 year
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 1,485,787
Remaining performance obligations, expected timing
Gathering | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 3,594,067
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 294,044
Remaining performance obligations, expected timing	9 months
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 384,018
Remaining performance obligations, expected timing	1 year
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 381,788
Remaining performance obligations, expected timing	1 year
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 377,619
Remaining performance obligations, expected timing	1 year
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 372,544
Remaining performance obligations, expected timing	1 year
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 3,039,812
Remaining performance obligations, expected timing
Transmission | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total firm reservation fees	$ 4,849,825